Cover	Sep. 14, 2021
Cover [Abstract]
Entity Registrant Name	CHROMADEX CORPORATION
Entity Central Index Key	0001386570
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 14, 2021
Entity File Number	001-37752
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-2940963
Entity Address Address Line 1	10900 Wilshire Blvd
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90024
City Area Code	310
Local Phone Number	388-6706
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CDXC
Security Exchange Name	NASDAQ